Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.5%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$105	12 Month USD LIBOR + 1.74%	1.99%	11/01/36	$109,975
615	12 Month USD LIBOR + 1.82%	2.08	06/01/43	641,479
256	12 Month USD LIBOR + 1.91%	2.155	10/01/36	267,970
	Federal National Mortgage Association,
	Conventional Pools:
15	12 Month USD LIBOR + 1.57%	1.82	05/01/44	15,520
477		5.149	03/01/38	499,559
	Total Agency Adjustable Rate Mortgages (Cost $1,573,818)			1,534,503
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
896	Washington Aircraft 1 Co., DAC (Ireland) (Cost $896,181)	2.637	09/15/26	892,258
	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.4%)
1,030	Petroleos Mexicanos (Mexico) (Cost $1,030,000)	2.46	12/15/25	1,024,068
	Agency Fixed Rate Mortgages (30.2%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
98		3.00	12/01/49	95,516
311		4.00	04/01/49	318,142
343		4.50	11/01/48	358,476
	Gold Pools:
2,140		3.00	03/01/47–06/01/49	2,121,035
4,358		3.50	08/01/42–04/01/49	4,434,644
1,541		4.00	12/01/41–10/01/45	1,608,554
387		5.00	01/01/40	419,162
559		5.50	11/01/39	609,143
132		6.50	03/01/29–09/01/32	142,369
132		7.50	05/01/35	144,927
82		8.00	08/01/32	90,145
100		8.50	08/01/31	111,703
	Federal National Mortgage Association,
	Conventional Pools:
446		2.50	02/01/50	426,221
4,315		3.00	06/01/40–11/01/49	4,280,908
9,648		3.50	12/01/42–07/01/49	9,771,422
10,744		4.00	11/01/41–09/01/48	11,159,843
4,235		4.50	01/01/25–09/01/48	4,482,950
1,331		5.00	05/01/35–02/01/41	1,439,294
1,339		5.50	03/01/35–10/01/35	1,467,112
21		6.50	06/01/29–02/01/33	23,568
1		7.00	05/01/31	732
210		7.50	08/01/37	236,259
170		8.00	04/01/33	192,372
174		8.50	10/01/32	198,686
	May TBA:
13,300	(a)	2.00	05/01/52	12,325,445
16,200	(a)	2.50	05/01/52	15,425,039
4,275	(a)	3.50	05/01/52	4,269,607
	Government National Mortgage Association,
	May TBA:
1,225	(a)	4.00	05/20/52	1,244,954
	Various Pools:
2,494		3.50	08/20/45–07/20/49	2,531,104

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2022 (unaudited) continued

2,654		4.00		11/20/42–05/20/49	2,757,454
59		4.50		04/20/49	61,794
420		5.00		01/20/40–02/20/49	445,244
34		5.125		11/20/37	35,494
316		5.25		04/20/36–09/20/39	338,036
595		5.375		02/20/36–08/20/40	635,687
714		6.00		06/15/28–09/20/34	773,912
46		7.00		03/20/26–07/20/29	50,322
101		8.00		05/15/22–08/15/31	107,654
108		8.50		07/15/30	113,686
3		9.00		07/15/24–02/15/25	3,561
	Total Agency Fixed Rate Mortgages (Cost $85,982,508)				85,252,176
	Asset-Backed Securities (6.3%)
782	Ajax Mortgage Loan Trust (b)	1.698		05/25/59	741,941
1,500	AMSR 2019-SFR1 Trust (b)	2.774		01/19/39	1,461,195
670	Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.,
	1 Month USD LIBOR + 1.07% (b)	1.467	(c)	08/15/34	658,169
1,332	ECMC Group Student Loan Trust (b)	1.39		11/25/70	1,232,390
931	ELFI Graduate Loan Program 2021-A LLC (b)	1.53		12/26/46	875,444
338	Invitation Homes Trust,
	1 Month USD LIBOR + 1.00% (b)	1.441	(c)	07/17/37	337,950
	Navient Private Education Refinance Loan Trust
1,059	(b)	0.97		12/16/69	997,446
810	(b)	1.11		02/18/70	755,648
369	(b)	1.22		07/15/69	360,691
655	Class A (b)	1.06		10/15/69	623,498
670	Navient Student Loan Trust (b)	2.23		07/15/70	648,155
	Nelnet Student Loan Trust,
717	(b)	1.32		04/20/62	674,246
1,356	Class A (b)	1.36		04/20/62	1,272,020
	PFS Financing Corp.
850	(b)	0.77		08/15/26	800,269
1,090	(b)	2.47		02/16/27	1,067,637
	SMB Private Education Loan Trust
503	(b)	1.34		03/17/53	477,782
713	(b)	1.68		02/15/51	683,375
	Class A
1,054	(b)	1.31		07/17/51	1,002,332
	United States Small Business Administration
939		2.42		06/01/32	914,339
2,321		2.67		04/01/32	2,258,406
	Total Asset-Backed Securities (Cost $18,598,334)				17,842,933
	Collateralized Mortgage Obligations - Agency Collateral Series (8.4%)
	Federal Home Loan Mortgage Corporation
671		2.373		05/25/22	670,716
4,629		2.682		10/25/22	4,648,125
3,850		3.208		02/25/26	3,890,183
3,857		3.32	(c)	02/25/23	3,895,506
3,429		3.527	(c)	10/25/23	3,475,765
3,200		3.69		01/25/29	3,367,607
2,760		3.90	(c)	08/25/28	2,928,294
	IO
32,376		0.328	(c)	11/25/27	542,314
	IO REMIC
2,095	6.00% - 1 Month USD LIBOR	5.603	(d)	11/15/43	290,621
1,307	Federal National Mortgage Association,
	IO REMIC,
	6.55% - 1 Month USD LIBOR	6.093	(d)	08/25/41	53,071

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2022 (unaudited) continued

272	Government National Mortgage Association, IO	5.00		02/16/41	50,559
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $23,333,993)				23,812,761
	Commercial Mortgage-Backed Securities (8.2%)
6,939	BANK 2019-BNK21, IO	0.868	(c)	10/17/52	361,937
685	BDS 2021-FL8, 1 Month USD LIBOR + 0.92% (b)	1.388	(c)	01/18/36	672,436
1,400	BF Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	1.597	(c)	12/15/35	1,385,269
775	BSREP Commercial Mortgage Trust, 1 Month USD LIBOR + 0.95% (b)	1.347	(c)	08/15/38	763,468
1,500	BX Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	1.097	(c)	04/15/34	1,480,571
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	1.467	(c)	12/15/37	598,391
	Citigroup Commercial Mortgage Trust,
	IO
4,892		0.723	(c)	11/10/48	106,677
13,381		0.881	(c)	09/10/58	341,975
7,833		1.001	(c)	11/10/46	96,860
	Commercial Mortgage Trust,
	IO
22,080		0.536	(c)	02/10/47	185,310
5,102		0.993	(c)	08/10/46	55,627
	Credit Suisse Mortgage Capital Certificates
1,300	1 Month USD LIBOR + 1.40% (b)	1.797	(c)	07/15/38	1,271,633
1,950	(b)	2.389		07/15/31	1,845,156
1,541	CSWF Commercial Mortgage Trust, 1 Month USD LIBOR + 0.97% (b)	1.363	(c)	06/15/34	1,514,463
1,250	DROP Mortgage Trust, 1 Month USD LIBOR + 1.15% (b)	1.55	(c)	04/15/26	1,238,390
	GS Mortgage Securities Trust,
	IO
8,712		1.007	(c)	11/10/46	108,630
12,420		1.057	(c)	04/10/47	199,628
14,138		1.22	(c)	10/10/48	490,862
1,300	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	1.547	(c)	05/15/38	1,290,821
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,350	Class A, 1 Month USD LIBOR + 1.12% (b)	1.512	(c)	11/15/38	1,325,011
7,638	IO	0.591	(c)	12/15/49	158,810
	JPMBB Commercial Mortgage Securities Trust,
	IO
21,538		0.72	(c)	01/15/47	217,579
4,462		1.021	(c)	11/15/45	52,467
1,975	SFO Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 1.15% (b)	1.547	(c)	05/15/38	1,941,390
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,328,919
850	TPGI Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	1.10	(c)	06/15/26	831,826
609	TTAN 2021-MHC, Class A, 1 Month USD LIBOR + 0.85% (b)	1.247	(c)	03/15/38	601,201
521	VMC Finance LLC, 1 Month USD LIBOR + 1.10% (b)	1.541	(c)	09/15/36	518,069
800	Wells Fargo Commercial Mortgage Trust, 1 Month USD LIBOR + 1.01% (b)	1.407	(c)	02/15/37	786,868
	WFRBS Commercial Mortgage Trust,
	IO
10,705		0.39	(c)	08/15/46	38,691
6,593		0.943	(c)	03/15/46	79,274
13,126		1.051	(c)	12/15/46	179,054

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2022 (unaudited) continued

1,100	Worldwide Plaza Trust (b)	3.526		11/10/36	1,081,075
	Total Commercial Mortgage-Backed Securities (Cost $23,477,496)				23,148,338
	Mortgages - Other (21.1%)
1,425	BAMLL Commercial Mortgage Securities Trust, 1 Month Term SOFR + 1.15% (b)	1.452	(c)	01/15/39	1,415,200
2,053	Bayview MSR Opportunity Master Fund Trust (b)	3.00	(c)	11/25/51–01/25/52	1,958,711
823	BRAVO Residential Funding Trust (b)	3.50	(c)	10/25/44	813,659
593	Bunker Hill Loan Depositary Trust (b)	1.724	(c)	02/25/55	581,806
687	Cascade Funding Mortgage Trust (b)	4.00	(c)	10/25/68	688,795
	CIM Trust
3,116	(b)	2.50	(c)	06/25/51–07/01/51	2,892,846
241	(b)	3.00	(c)	04/25/57	241,661
1,511	Citigroup Mortgage Loan Trust (b)	2.50	(c)	09/25/51	1,406,294
775	Deephaven Residential Mortgage	4.30		03/25/67	773,983
713	Ellington Financial Mortgage Trust (b)	0.797	(c)	02/25/66	687,372
	Federal Home Loan Mortgage Corporation
1,426		3.00		09/25/45–05/25/47	1,381,123
980		3.50		05/25/45–05/25/47	963,039
32		4.00		05/25/45	31,213
	Flagstar Mortgage Trust
1,330	(b)	2.50	(c)	09/25/51	1,230,916
	Class A2
1,649	(b)	2.50	(c)	06/25/51	1,540,098
	Galton Funding Mortgage Trust
208	(b)	3.50	(c)	06/25/59	208,754
229	(b)	4.00	(c)	11/25/57–02/25/59	229,622
389	GCAT Trust (b)	1.555	(c)	04/25/65	382,147
1,309	GS Mortgage Backed Securities Trust	3.00		06/25/52	1,250,779
2,997	Hundred Acre Wood Trust (b)	2.50	(c)	10/25/51	2,792,750
	Imperial Fund Mortgage Trust
525	(b)	1.595	(c)	11/25/56	486,349
940	(b)	2.493	(c)	02/25/67	918,222
1,600	JP Morgan Chase Commercial Mortgage Securities Trust	1.45		03/15/39	1,599,194
	JP Morgan Mortgage Trust
700	(b)	2.50	(c)	12/25/51	647,776
2,115	(b)	3.00	(c)	08/25/52–09/25/52	2,006,991
1,289	(b)	3.25	(c)	07/25/52	1,240,640
	Mello Mortgage Capital Acceptance
4,683	(b)	2.50	(c)	06/25/51–08/25/51	4,352,755
1,400		3.50		04/25/52	1,368,920
1,170	Natixis Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 0.95% (b)	1.347	(c)	08/15/38	1,141,985
	New Residential Mortgage Loan Trust
1,137	(b)	3.75	(c)	11/26/35–08/25/55	1,135,241
505	(b)	3.985	(c)	09/25/57	508,090
1,409	(b)	4.00	(c)	02/25/57–08/27/57	1,415,043
900	NewRez Warehouse Securitization Trust, 1 Month USD LIBOR + 0.75% (b)	1.207	(c)	05/25/55	895,516
209	OBX Trust (b)	3.50	(c)	02/25/60	204,783
507	Oceanview Mortgage Loan Trust (b)	1.733	(c)	05/28/50	500,961
1,694	PRMI Securitization Trust (b)	2.50	(c)	04/25/51	1,565,279
1,634	Rate Mortgage Trust (b)	2.50	(c)	11/25/51	1,521,512
	Seasoned Credit Risk Transfer Trust
9,992		3.00		07/25/56–05/25/60	9,821,579
844		4.00		08/25/58–02/25/59	859,995
1,607		4.50		06/25/57	1,658,069
3,273	United Wholesale Mortgage Trust (b)	2.50	(c)	06/25/51–08/25/51	3,038,558
1,093	UWM Mortgage Trust (b)	2.50	(c)	11/25/51	1,013,771
	Total Mortgages - Other (Cost $61,892,327)				59,371,997

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2022 (unaudited) continued

	Municipal Bonds (16.2%)
3,615	Bay Area Toll Authority	6.263	04/01/49	5,150,630
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,659,614
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	3,726,599
5,980	Los Angeles Unified School District	5.75	07/01/34	7,119,656
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,822,682
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,148,489
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue Series A	5.267	05/01/27	3,954,491
3,000	New York State Dormitory Authority	5.628	03/15/39	3,516,186
1,725	North Carolina State University at Raleigh, Series B	2.62	10/01/39	1,574,294
1,400	Onondaga Civic Development Corp., NY	3.068	12/01/55	1,225,413
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,153,010
1,580	State of Washington	5.481	08/01/39	1,901,674
560	University of Michigan, MI, Series A	4.454	04/01/22	602,175
	Total Municipal Bonds (Cost $38,772,999)			45,554,913
	U.S. Agency Security (3.1%)
6,935	Tennessee Valley Authority (Cost $7,170,120)	5.25	09/15/39	8,783,003
	U.S. Treasury Security (1.0%)
2,800	U.S. Treasury Bond (Cost $2,776,218)	2.00	04/30/24	2,779,109

	Short-Term Investments (15.7%)
	U.S. Treasury Securities (15.5%)
2,370	U.S. Treasury Bill (e)(f)	0.061	07/14/22	2,365,875
	U.S. Treasury Notes
22,625		1.75	06/30/22	22,693,335
13,000		1.875	07/31/22	13,047,445
5,700		2.125	11/30/24	5,645,449
	Total U.S. Treasury Securities (Cost $44,177,580)			43,752,104

NUMBER OF SHARES (000)
	Investment Company (0.2%)
564	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $564,277)		564,277
	Total Short-Term Investments (Cost $44,741,857)		44,316,381

	Total Investments (Cost $310,245,851) (h)(i)(j)	111.4%	314,312,440
	Liabilities in Excess of Other Assets	(11.4)	(32,183,920)
	Net Assets	100.0%	$282,128,520

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2022 (unaudited) continued

(c)	Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2022.
(e)	Rate shown is the yield to maturity at March 31, 2022.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by $417 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with purchases of securities on a forward commitment basis and open futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(j)	At march 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,189,856 and the aggregate gross unrealized depreciation is $5,322,482, resulting in net unrealized appreciation of $3,867,374.

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	105	Jun-22	$21,000	$22,251,797	$(274,977)
U.S. Treasury Ultra Bond	110	Jun-22	11,000	19,483,750	(588,840)
U.S. Treasury 5 yr. Note	32	Jun-22	3,200	3,670,000	(19,875)
Short:
U.S. Treasury Long Bond	54	Jun-22	(5,400)	(8,103,375)	247,219
Ultra 10 yr. U.S. Treasury Note	101	Jun-22	(10,100)	(13,682,344)	437,258
					$(199,215)

USD - United States Dollar

PORTFOLIO COMPOSITION*

Percentage of Total Investments
Agency Fixed Rate Mortgages	27.1%
Mortgages - Other	18.9
Municipal Bonds	14.5
Short-Term Investments	14.1
Collateralized Mortgage Obligations – Agency Collateral Series	7.6
Commercial Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.7
U.S. Agency Security	2.8
U.S. Treasury Security	0.9
Agency Adjustable Rate Mortgages	0.5
Agency Bond - Sovereign (U.S. Government Guaranteed)	0.3
Agency Bond - Finance (U.S. Government Guaranteed)	0.3
Total Investments	100.0%

*	Does not include open long/short futures contracts with a value of $67,191,266 and net unrealized depreciation of $199,215.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ▪ March 31, 2022 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,534,503	$—	$1,534,503
Agency Bond - Finance (U.S. Government Guaranteed)	—	892,258	—	892,258
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	1,024,068	—	1,024,068
Agency Fixed Rate Mortgages	—	85,252,176	—	85,252,176
Asset-Backed Securities	—	17,842,933	—	17,842,933
Collateralized Mortgage Obligations - Agency Collateral Series	—	23,812,761	—	23,812,761
Commercial Mortgage-Backed Securities	—	23,148,338	—	23,148,338
Mortgages - Other	—	59,371,997	—	59,371,997
Municipal Bonds	—	45,554,913	—	45,554,913
U.S. Agency Security	—	8,783,003	—	8,783,003
U.S. Treasury Security	—	2,779,109	—	2,779,109
Total Fixed Income Securities	—	269,996,059	—	269,996,059
Short-Term Investments
U.S. Treasury Securities	—	43,752,104	—	43,752,104
Investment Company	564,277	—	—	564,277
Total Short-Term Investments	564,277	43,752,104	—	44,316,381
Futures Contracts	684,477	—	—	684,477
Total Assets	1,248,754	313,748,163	—	314,996,917
Liabilities:
Futures Contracts	(883,692)	—	—	(883,692)
Total	$365,062	$313,748,163	$—	$314,113,225

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.